IPO Related Expenses - Schedule of IPO Related Expenses (Details) - IPO [Member] - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of IPO Related Expenses [Line Items]
Legal fees	$ 54,781
Consultant fees	526,227
Audit fees		102,941
NASDAQ LIsting fee	56,586
Total IPO related expenses	$ 637,594	$ 102,941